Annual Fund Operating Expenses - DWS ESG Global Bond Fund - INST Class	Dec. 01, 2020
Operating Expenses:
Management fee	0.31%
Distribution/service (12b-1) fees	none
Other expenses	0.65%	[1]
Total annual fund operating expenses	0.96%
Fee waiver/expense reimbursement	0.18%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.78%

[1]	“ Other expenses ” for Institutional Class are based on estimated amounts for the current fiscal year.